Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CORNERCAP GROUP OF FUNDS /VA/
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
CornerCap Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CornerCap Small-Cap Value Fund’s (the “Small-Cap Value Fund”) investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of generating income from dividends or interest on securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
		The Small-Cap Value Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Small-Cap Value Fund, you may be charged a fee by the financial intermediary.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small-Cap Value Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Subject to certain exceptions, which are described more fully under “REDEMPTION OF FUND SHARES – Redemption Fee,” the Small-Cap Value Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the applicable Small-Cap Value Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Small-Cap Value Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Small-Cap Value Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Small-Cap Value Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Small-Cap Value Fund’s investment objective is to obtain long-term capital appreciation. A secondary objective is to generate income from dividends or interest on securities. The Small-Cap Value Fund normally invests more than 80% of its net assets (determined at the time of investment based on net assets, including borrowings for investment, if any) in equity securities of small-cap U.S. companies (defined by the Adviser as stocks with a market capitalization of under $2 billion). Under normal circumstances, the Small-Cap Value Fund will be invested in common stocks that the Adviser believes are attractively valued relative to their growth potential, or undervalued in the market. To select stocks and other equity securities for the Small-Cap Value Fund, the Adviser considers a number of criteria, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

		The Small Cap Value Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when securities with relatively greater value are available for purchase by the Small Cap Value Fund, or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Small-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Small-Cap Value Fund are:
EQUITY SECURITY RISK: The prices of equity securities will fluctuate – sometimes dramatically – over time and the Small-Cap Value Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock.

SMALL COMPANY RISK: Stocks of smaller companies may have more risks than larger companies as they generally have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small companies than for the securities of large companies thus small-cap securities may be more susceptible to market downturns and their prices may be more volatile.

BUSINESS AND COMPANY RISK: Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry.

MANAGEMENT RISK: The specific securities selected by the Adviser may perform poorly and may cause the Small-Cap Value Fund to underperform other mutual funds with similar investment objectives.

UNDERVALUED STOCKS RISK: Undervalued stocks include stocks that the Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund will suffer losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Small-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar charts and tables provide an indication of the risks of investing in the Small-Cap Value Fund by showing changes in the Small-Cap Value Fund’s performance from year to year and by showing how the Small-Cap Value Fund’s average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index. Of course, past performance (before and after taxes) does not necessarily indicate how the Small-Cap Value Fund will perform in the future. Updated performance information may be found at www.cornercapfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar charts and tables provide an indication of the risks of investing in the Small-Cap Value Fund by showing changes in the Small-Cap Value Fund’s performance from year to year and by showing how the Small-Cap Value Fund’s average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cornercapfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not necessarily indicate how the Small-Cap Value Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year to Date Total Return as of June 30, 2014: 1.30% Highest Quarter: June 30, 2009 31.05% Lowest Quarter: December 31, 2008 (31.98)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Return After Taxes is shown to illustrate the effect of federal taxes on Small-Cap Value Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.

		For the periods ended December 31, 2013
CornerCap Small-Cap Value Fund | CornerCap Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Annual Fund Operating Expenses and Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[1]
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	454
5 Years	rr_ExpenseExampleYear05	799
10 Years	rr_ExpenseExampleYear10	$ 1,771
2004	rr_AnnualReturn2004	14.99%
2005	rr_AnnualReturn2005	(1.61%)
2006	rr_AnnualReturn2006	11.97%
2007	rr_AnnualReturn2007	(4.88%)
2008	rr_AnnualReturn2008	(37.82%)
2009	rr_AnnualReturn2009	50.15%
2010	rr_AnnualReturn2010	28.12%
2011	rr_AnnualReturn2011	(7.61%)
2012	rr_AnnualReturn2012	13.86%
2013	rr_AnnualReturn2013	45.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.98%)
1 Year	rr_AverageAnnualReturnYear01	45.66%
5 Years	rr_AverageAnnualReturnYear05	24.14%
10 Years	rr_AverageAnnualReturnYear10	8.24%
Since Inception	rr_AverageAnnualReturnSinceInception	10.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1992
CornerCap Small-Cap Value Fund | Return After Taxes on Distributions | CornerCap Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	39.78%
5 Years	rr_AverageAnnualReturnYear05	22.89%
10 Years	rr_AverageAnnualReturnYear10	6.91%
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1992
CornerCap Small-Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | CornerCap Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.95%
5 Years	rr_AverageAnnualReturnYear05	19.60%
10 Years	rr_AverageAnnualReturnYear10	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1992
CornerCap Small-Cap Value Fund | Russell 2000 Value Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.52%
5 Years	rr_AverageAnnualReturnYear05	17.64%
10 Years	rr_AverageAnnualReturnYear10	8.61%
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1992
CornerCap Small-Cap Value Fund | Russell 2000 Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception	10.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1992

[1]	The Adviser has contractually agreed to waive fees and reimburse the Small-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%. The contractual agreement cannot be terminated prior to August 1, 2015 without the Board of Trustees' approval.